CAPITAL STOCK - Disclosure of detailed information about warrants, activity (Details)	12 Months Ended
	Dec. 31, 2020 share $ / shares	Dec. 31, 2019 share $ / shares
Capital Stock [Abstract]
Number of warrants outstanding in share-based payment arrangement at beginning of period | share	50,000	3,959,804
Weighted average exercise price of warrants outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 4.03	$ 1.50
Number of warrants granted in share-based payment arrangement | share	0	50,000
Weighted average exercise price of warrants granted in share-based payment arrangement | $ / shares	$ 0	$ 4.03
Number of warrants exercised in share-based payment arrangement | share	(50,000)	(3,959,804)
Weighted average exercise price of warrants exercised in share-based payment arrangement | $ / shares	$ 4.03	$ 1.50
Number of warrants outstanding in share-based payment arrangement at end of period | share	0	50,000
Weighted average exercise price of warrants outstanding in share-based payment arrangement at end of period | $ / shares	$ 0	$ 4.03